Form N-1A Supplement	Jan. 05, 2026
Range Global Coal Index ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Range Global Coal Index ETF (NYSE Arca Ticker: COAL)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 5, 2026, to each Fund’s currently effective

Summary Prospectus and Prospectus (collectively, the "Prospectuses')

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with those documents.

Effective January 7, 2026, the name of each Fund’s underlying index will change as indicated in the following table and all references to the Fund’s prior underlying index name are replaced with references to the Fund’s new underlying index name.

Prior Index Name	New Index Name
Range Nuclear Renaissance Index	VettaFi Nuclear Renaissance Index
Range Global Coal Index	VettaFi Global Coal Index

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Range Nuclear Renaissance Index ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Range Nuclear Renaissance Index ETF (NYSE Arca Ticker: NUKZ)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 5, 2026, to each Fund’s currently effective

Summary Prospectus and Prospectus (collectively, the "Prospectuses')

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with those documents.

Effective January 7, 2026, the name of each Fund’s underlying index will change as indicated in the following table and all references to the Fund’s prior underlying index name are replaced with references to the Fund’s new underlying index name.

Prior Index Name	New Index Name
Range Nuclear Renaissance Index	VettaFi Nuclear Renaissance Index
Range Global Coal Index	VettaFi Global Coal Index

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.